Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Issued and Additional paid in capital [member]	Foreign Currency Translation [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 24,733	$ 605	$ (18,897)			$ 6,441
IfrsStatementLineItems [Line Items]
Loss after income tax for the year			(4,939)			(4,939)
Other comprehensive loss for the year		(382)				(382)
Total comprehensive loss for the year		(382)	(4,939)			(5,321)
Issuance of shares, net	5,892					5,892
Share-based compensation	484					484
Conversion of warrants A to ordinary shares (See note 14.B.3)
Exercise of warrants	395					395
Ending balance, value at Dec. 31, 2021	31,504	223	(23,836)			7,891
IfrsStatementLineItems [Line Items]
Loss after income tax for the year			(6,184)			(6,184)
Other comprehensive loss for the year		(760)				(760)
Total comprehensive loss for the year		(760)	(6,184)			(6,944)
Issuance of shares, net	182					182
Share-based compensation	306					306
Conversion of warrants A to ordinary shares (See note 14.B.3)
Issuance of options to acquire intangible asset	721					721
Ending balance, value at Dec. 31, 2022	32,713	(537)	(30,020)	$ 2,156		2,156
IfrsStatementLineItems [Line Items]
Loss after income tax for the year			(20,914)	(20,914)	(75)	(20,989)
Other comprehensive loss for the year		46		46	17	63
Total comprehensive loss for the year		46	(20,914)	(20,868)	(58)	(20,926)
Issuance of shares, net	4,896			4,896		4,896
Recapitalization due to issuance of shares following the SPAC transaction, net	11,460			11,460		11,460
Share-based compensation	3,269			3,269		3,269
Conversion of financial liabilities to shares	5,955			5,955		5,955
Exercise of options into shares	10			10		10
Issuance of shares and warrants B, net (See note 14.B.3)	1,837			1,837		1,837
Conversion of warrants A to ordinary shares (See note 14.B.3)	1,008			1,008		1,008
Exercise of warrants B, net (See note 14 B.3)	888			888		888
Issuance of warrants B after reset (See note 14 B.3)	865			865		865
Non-controlling interests arising from initially consolidated companies					20,826	20,826
Ending balance, value at Dec. 31, 2023	$ 62,901	$ (491)	$ (50,934)	$ 11,476	$ 20,768	$ 32,244